SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Oct. 12, 2015	Sep. 30, 2017 USD ($)	Sep. 30, 2017 HKD ($)	Sep. 30, 2017 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		68.90%
Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		ZK International
Subsidiary of Limited Liability Company or Limited Partnership, State		BVI
Subsidiary of Limited Liability Company or Limited Partnership, Date		May 13, 2015
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital		$ 50,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		A holding company with no operation activities itself for the years then ended
Subsidiary One [Member] | HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	45.00%	31.00%
Subsidiary One [Member] | WANG Ming Jie [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	20.00%	13.80%
Subsidiary One [Member] | WANG Guo Lin [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	20.00%	13.80%
Subsidiary One [Member] | WANG Jian Di [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	10.00%	6.90%
Subsidiary One [Member] | WANG Yang Ming [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	5.00%	3.40%
Subsidiary Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		ZK Pipe
Subsidiary of Limited Liability Company or Limited Partnership, State		Hong Kong
Subsidiary of Limited Liability Company or Limited Partnership, Date		May 28, 2015
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital			$ 1,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Have not commenced operations
Subsidiary Two [Member] | ZK International [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%	100.00%
Subsidiary Three [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		Wenzhou Weijia
Subsidiary of Limited Liability Company or Limited Partnership, State		Wenzhou
Subsidiary of Limited Liability Company or Limited Partnership, Date		Jun. 17, 2015
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital		$ 20,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Have not commenced operations
Subsidiary Three [Member] | ZK Pipe [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Subsidiary Four [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		Zhejiang Zhengkang
Subsidiary of Limited Liability Company or Limited Partnership, State		Wenzhou
Subsidiary of Limited Liability Company or Limited Partnership, Date		Dec. 04, 2001
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | ¥				¥ 30,000,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Principally operated in manufacturing and sales of steel strip, steel pipe and fittings
Subsidiary Four [Member] | Wenzhou Weijia [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		99.00%
Subsidiary Four [Member] | HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		1.00%
Subsidiary Five [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Name of the Entity		Wenzhou Zhengfeng
Subsidiary of Limited Liability Company or Limited Partnership, State		Wenzhou
Subsidiary of Limited Liability Company or Limited Partnership, Date		Dec. 24, 1999
Subsidiary of Limited Liability Company or Limited Partnership, Registered Capital | ¥				¥ 2,880,000
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose		Principally operated in trading of steel strip, mainly purchased from Wenzhou Zhengkang
Subsidiary Five [Member] | Zhejiang Zhengkang [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%